Segment information - Income statement related (Details) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2017 CHF (SFr) BusinessDivision	Mar. 31, 2017 CHF (SFr)	Jun. 30, 2016 CHF (SFr)	Jun. 30, 2017 CHF (SFr)	Jun. 30, 2016 CHF (SFr)
Segment Reporting Information
Net revenues	SFr 5,205	SFr 5,534	SFr 5,108	SFr 10,739	SFr 9,746
Number of segments | BusinessDivision	6
Income/(loss) before taxes	SFr 582	670	199	1,252	(285)
Operating Segments [Member] | Swiss Universal Bank
Segment Reporting Information
Net revenues	1,405	1,354	1,337	2,759	2,693
Income/(loss) before taxes	502	404	453	906	885
Operating Segments [Member] | International Wealth Management
Segment Reporting Information
Net revenues	1,264	1,221	1,145	2,485	2,318
Income/(loss) before taxes	365	291	245	656	545
Operating Segments [Member] | Asia Pacific
Segment Reporting Information
Net revenues	848	881	911	1,729	1,818
Income/(loss) before taxes	188	147	206	335	470
Operating Segments [Member] | Global Markets
Segment Reporting Information
Net revenues	1,517	1,609	1,630	3,126	2,875
Income/(loss) before taxes	257	317	154	574	(44)
Operating Segments [Member] | Investment Banking & Capital Markets
Segment Reporting Information
Net revenues	511	606	543	1,117	931
Income/(loss) before taxes	78	149	135	227	73
Operating Segments [Member] | Strategic Resolution Unit
Segment Reporting Information
Net revenues	(274)	(206)	(363)	(480)	(904)
Income/(loss) before taxes	(563)	(539)	(759)	(1,102)	(2,012)
Corporate Center
Segment Reporting Information
Net revenues	(66)	69	(95)	3	15
Income/(loss) before taxes	(245)	SFr (99)	(235)	(344)	(202)
Bank
Segment Reporting Information
Net revenues	5,218		5,110	10,740	9,617
Income/(loss) before taxes	SFr 529		SFr 128	1,152	(565)
Bank | Operating Segments [Member] | Swiss Universal Bank
Segment Reporting Information
Net revenues				2,759	2,693
Income/(loss) before taxes				906	885
Bank | Operating Segments [Member] | International Wealth Management
Segment Reporting Information
Net revenues				2,485	2,318
Income/(loss) before taxes				656	545
Bank | Operating Segments [Member] | Asia Pacific
Segment Reporting Information
Net revenues				1,729	1,818
Income/(loss) before taxes				335	470
Bank | Operating Segments [Member] | Global Markets
Segment Reporting Information
Net revenues				3,126	2,875
Income/(loss) before taxes				574	(44)
Bank | Operating Segments [Member] | Investment Banking & Capital Markets
Segment Reporting Information
Net revenues				1,117	931
Income/(loss) before taxes				227	73
Bank | Operating Segments [Member] | Strategic Resolution Unit
Segment Reporting Information
Net revenues				(480)	(904)
Income/(loss) before taxes				(1,102)	(2,012)
Bank | Adjustments
Segment Reporting Information
Net revenues				4	(114)
Income/(loss) before taxes				SFr (444)	SFr (482)